Intangible Assets, Net - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition and Movement [Line Items]
Beginning balance	$ 50,658
Ending balance	45,287	$ 50,658
Amortized cost	45,287	50,658
Capitalized Software development costs [Member]
Schedule of Composition and Movement [Line Items]
Ending balance	8,659
Amortized cost	8,659	9,492
Customer relationship [Member]
Schedule of Composition and Movement [Line Items]
Amortized cost	30,773	33,176
Acquired technology [Member]
Schedule of Composition and Movement [Line Items]
Ending balance	4,660
Amortized cost	4,660	6,285
Others [Member]
Schedule of Composition and Movement [Line Items]
Ending balance	1,195
Amortized cost	1,195	1,705
Cost [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	217,867	206,823
Capitalized development costs	2,650	3,183
Acquisition of subsidiaries	6,272	9,410
Measurement period adjustments	(753)
Adjustments arising from translating financial statements of foreign operations	(504)	(1,549)
Ending balance	225,532	217,867
Cost [Member] | Capitalized Software development costs [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	96,208	93,057
Capitalized development costs	2,650	3,183
Acquisition of subsidiaries
Measurement period adjustments
Adjustments arising from translating financial statements of foreign operations	(6)	(32)
Ending balance	98,852	96,208
Cost [Member] | Customer relationship [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	99,666	93,134
Capitalized development costs
Acquisition of subsidiaries	5,963	7,704
Measurement period adjustments	(441)
Adjustments arising from translating financial statements of foreign operations	(390)	(1,172)
Ending balance	104,798	99,666
Cost [Member] | Acquired technology [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	19,716	20,048
Capitalized development costs
Acquisition of subsidiaries	309
Measurement period adjustments	(312)
Adjustments arising from translating financial statements of foreign operations	(74)	(332)
Ending balance	19,639	19,716
Cost [Member] | Others [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	2,277	584
Capitalized development costs
Acquisition of subsidiaries		1,706
Measurement period adjustments
Adjustments arising from translating financial statements of foreign operations	(34)	(13)
Ending balance	2,243	2,277
Accumulated amortization and impairment [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	167,209	154,766
Adjustments arising from translating financial statements of foreign operations	(227)	(1,030)
Ending balance	180,245	167,209
Amortization recognized in the year	13,263	13,473
Accumulated amortization and impairment [Member] | Capitalized Software development costs [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	86,716	83,171
Adjustments arising from translating financial statements of foreign operations
Ending balance	90,193	86,716
Amortization recognized in the year	3,477	3,545
Accumulated amortization and impairment [Member] | Customer relationship [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	66,490	59,429
Adjustments arising from translating financial statements of foreign operations	(173)	(864)
Ending balance	74,025	66,490
Amortization recognized in the year	7,708	7,925
Accumulated amortization and impairment [Member] | Acquired technology [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	13,431	11,882
Adjustments arising from translating financial statements of foreign operations	(41)	(163)
Ending balance	14,979	13,431
Amortization recognized in the year	1,589	1,712
Accumulated amortization and impairment [Member] | Others [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	572	284
Adjustments arising from translating financial statements of foreign operations	(13)	(3)
Ending balance	1,048	572
Amortization recognized in the year	$ 489	$ 291